Consolidated Balance Sheets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 91,447,620	$ 22,135,310
Restricted cash	179,421	62,947
Short-term investments	40,666,617	4,680,843
Accounts receivable, net	18,516,150	4,939,912
Advance to suppliers, net	9,213,279
Receivables from supply chain solutions	59,792,613	10,741,981
Inventories	3,979,653
Prepaid expenses and other current assets	4,002,675	971,839
Loans to third parties - current portion		1,915,709
Receivable from sale of discontinued operations		14,950,730
TOTAL CURRENT ASSETS	227,798,028	60,399,271
NON-CURRENT ASSETS:
Property and equipment, net	464,156	655,643
Intangible assets, net	2,850,853	3,726,602
Right-of-use assets, net	479,473	1,464,745
Equity investments	404,022	484,864
Investment in limited partnership and other investments	16,207,152	15,736,927
Goodwill	25,774,402	25,172,407
Deferred tax assets, net		456,370
TOTAL NON-CURRENT ASSETS	46,180,058	47,697,558
TOTAL ASSETS	273,978,086	108,096,829
CURRENT LIABILITIES:
Accounts payable	34,997,401	1,312,560
Short-term bank loans	784,609
Accrued expenses and other current liabilities	3,575,836	2,001,031
Operating lease liabilities - current	337,698	736,854
Payables to supply chain solutions	25,922,931
Advances from customer	3,429,103	11,624
Taxes payable	8,851,898	3,133,038
Loan from related party	10,528,965	10,528,965
Due to related parties - current	295,336	2,071,309
Purchase price payable for acquisition of NAMI		7,007,905
TOTAL CURRENT LIABILITIES	88,723,777	26,803,286
Operating lease liabilities – non-current	148,988	680,130
Deferred tax liabilities	504,033	676,015
TOTAL LIABILITIES	89,376,798	28,159,431
SHAREHOLDERS’ EQUITY:
Class A common stock, $0.001 par value, 40,000,000 shares authorized, 39,812,629 and 20,555,129 shares issued and outstanding as of December 31, 2021 and 2020, respectively	39,813	20,555
Class B common stock, $0.001 par value, 10,000,000 shares authorized, no shares issued and outstanding as of December 31, 2021 and 2020
Additional paid-in capital	130,318,637	59,472,255
Retained earnings	37,819,226	9,629,712
Statutory reserves	6,942,111	4,751,264
Unearned compensation	(125,630)	(624,455)
Accumulated other comprehensive income	5,632,199	3,593,188
COMMON SHAREHOLDERS’ EQUITY	180,626,356	76,842,519
Non-controlling interests	3,974,932	3,094,879
TOTAL SHAREHOLDERS’ EQUITY	184,601,288	79,937,398
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 273,978,086	$ 108,096,829